Business Combinations and Acquisitions - Schedule of Acquisition of Aggregate Purchase Price (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Cash used in acquisitions, net of cash acquired of $3,245	$ 561,629	$ 220,620	$ 147,172
Allocated as follows:
Goodwill	1,176,635	$ 1,011,429	$ 1,013,601
National provider of cold storage solutions and a regional modular space manufacturing and leasing business
Business Acquisition [Line Items]
Cash Acquired from acquisition	3,245
Cash used in acquisitions, net of cash acquired of $3,245	411,593
Allocated as follows:
Trade receivables	8,452
Inventories	2,017
Deferred tax assets	931
Rental equipment	214,936
Property, plant, and equipment	3,376
Operating lease assets	5,028
Intangibles - customer relationships	26,408
Other assets	3,669
Accounts payable	(276)
Deferred revenue	(11,635)
Operating lease liabilities	(3,633)
Other liabilities	(2,182)
Total identifiable net assets	247,091
Goodwill	164,502
Total net assets acquired	411,593
Gross contractual amount	11,500
Rental equipment, adjustments	12,900
Intangible assets, adjustments	$ 26,400